Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation Disclosure [Abstract]
Summary of Company's NQSO activity, and changes during the year
The following table summarizes the Company's NQSO activity and changes during the year:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In years)	Aggregate Intrinsic Value (In millions)
	(In whole)
Outstanding at December 31, 2010	5,079,399	$24.22	4	$8
Granted	1,168,000	19.86
Forfeited	(564,433)	28.21
Exercised	(99,777)	22.28
Outstanding at December 31, 2011	5,583,189	22.93	4	7
Exercisable at December 31, 2011	3,706,813	23.72	2	7

Summary of weighted average grant date fair value of options granted, the total intrinsic value of options exercised, and the cash received from the exercises of options
The following table summarizes the weighted average grant date fair value of options granted, the total intrinsic value of options exercised, and the cash received from the exercises of options:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except for weighted average)
Weighted average grant date fair value per option granted	$8.73	$10.22	$8.64
Total intrinsic value of options exercised	0.2	0.3	1.4
Cash received from the exercise of options exercised	2	2	2

Summary of significant assumptions used in the fair value model with respect to the Company's NQSOs
Significant assumptions used in the fair value model with respect to the Company's NQSOs are summarized below:

	Year Ended December 31,
	2011	2010	2009
Expected volatility	42.38%-42.57%	41.28%-42.57%	44.36%-48.29%
Expected term (in years)	6	6-6.5	4
Risk free rate	1.42%-2.71%	1.54%-3.01%	1.43%-1.93%

Summary of Company's non-vested RSU awards and changes during the year
The following table summarizes the Company's non-vested RSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
	(In whole)
Non-vested at December 31, 2010	1,439,839	$26.30
Granted	1,186,900	21.22
Forfeited	(182,880)	22.97
Vested	(101,344)	36.44
Non-vested at December 31, 2011	2,342,515	23.54

Summary of Company's outstanding DSU awards and changes during the year
The following table summarizes the Company's outstanding DSU awards and changes during the year:

	Units	Weighted Average Grant-Date Fair Value per Unit
	(In whole)
Outstanding at December 31, 2010	334,721	$19.63
Granted	53,896	24.31
Conversions	(14,933)	25.41
Outstanding at December 31, 2011	373,684	20.07

Summary of Company's non-vested PU awards and changes during the year
The following table summarizes the Company's non-vested PU awards and changes during the year:

	Outstanding Units	Weighted Average Grant-Date Fair Value per Unit
	(In whole)
Non-vested at December 31, 2010	819,000	$23.71
Granted	504,800	20.80
Forfeited	(284,300)	24.98
Non-vested at December 31, 2011	1,039,500	21.95

Summary of significant assumptions used in the fair value model with respect to the Company's PUs
Significant assumptions used in the fair value model with respect to the Company's PUs are summarized below:

	2011	2010	2009
Expected volatility	46.96%-53.15%	44.77%-53.81%	48.48%-53.00%
Expected term (in years)	3	3-5	3
Risk free rate	0.50%-1.41%	0.59%-1.66%	1.14%-1.48%

Summary of NRG's total compensation expense recognized and total non-vested compensation costs not yet recognized and the period over which this expense is expected to be recognized
The following table summarizes NRG's total compensation expense recognized for the years presented as well as total non-vested compensation costs not yet recognized and the period over which this expense is expected to be recognized as of December 31, 2011, for each of the four types of awards issued under the Company's LTIP. Minimum tax withholdings of $1 million, $4 million, and $3 million during 2011, 2010, and 2009, respectively, are reflected as a reduction to Additional Paid-in Capital on the Company's statement of financial position, and are reflected as operating activities on the Company's statement of cash flows.

				Non-vested Compensation Cost
	Compensation Expense			Unrecognized Total Cost	Weighted Average Recognition Period Remaining (In years)
	Year Ended December 31			As of December 31
Award	2011	2010	2009	2011	2011
	(In millions, except weighted average data)
NQSOs	$8	$8	$9	$10	$0.6
RSUs	12	15	11	28	1.9
DSUs	2	1	1	—	—
PUs	5	6	5	10	1.4
Total	$27	$30	$26	$48
Tax benefit recognized	$1	$2	$4